DEFERRED INCOME TAXES - Changes in Net Deferred Income Tax Assets / (Liabilities) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant components of deferred tax assets and liabilities [line items]
At January 1	€ 141	€ 139
Acquisitions	3
Recognized in Profit or loss	14	(2)
Recognized in OCI	15	1
FX and reclassifications	(12)	3
At December 31	161	141
Long-term assets
Significant components of deferred tax assets and liabilities [line items]
At January 1	(94)	(76)
Acquisitions	1
Recognized in Profit or loss	(3)	(15)
Recognized in OCI	0	0
FX and reclassifications	(3)	(3)
At December 31	(99)	(94)
Inventories
Significant components of deferred tax assets and liabilities [line items]
At January 1	5	4
Acquisitions	0
Recognized in Profit or loss	2	1
Recognized in OCI	0	0
FX and reclassifications	1	0
At December 31	8	5
Pensions
Significant components of deferred tax assets and liabilities [line items]
At January 1	116	130
Acquisitions	0
Recognized in Profit or loss	(4)	(12)
Recognized in OCI	13	(7)
FX and reclassifications	2	5
At December 31	127	116
Derivative valuation
Significant components of deferred tax assets and liabilities [line items]
At January 1	12	(20)
Acquisitions	0
Recognized in Profit or loss	(8)	22
Recognized in OCI	2	8
FX and reclassifications	0	2
At December 31	6	12
Tax losses carried forward
Significant components of deferred tax assets and liabilities [line items]
At January 1	61	78
Acquisitions	0
Recognized in Profit or loss	27	(13)
Recognized in OCI	0	0
FX and reclassifications	(13)	(4)
At December 31	75	61
Other
Significant components of deferred tax assets and liabilities [line items]
At January 1	41	23
Acquisitions	2
Recognized in Profit or loss	0	15
Recognized in OCI	0	0
FX and reclassifications	1	3
At December 31	€ 44	€ 41